UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09117

Morgan Stanley Real Estate Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	November 30, 2007

Date of reporting period:	November 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Real Estate Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended November 30, 2007

Total Return for the 12 Months Ended November 30, 2007
Class A	Class B	Class C	Class D	FTSE NAREIT Equity REIT Index[1]	S&P 500® Index[2]	Lipper Real Estate Funds Index[3]
-12.00%	-12.67%	-12.64%	-11.77%	-12.62%	7.72%	-10.18%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The real estate investment trust (REIT) market declined 12.62 percent in the 12-month period under review, as measured by the FTSE NAREIT Equity REITs Index. The sector experienced significant volatility during the period amid concerns over the continued deterioration of the credit markets and a weaker outlook for the economy. There was a noticeable change in sentiment toward REITs as current share prices reflect expectations for prospective declines in private real estate values, which may be due to (i) a slowdown in the weight and pace of capital being deployed to real estate, (ii) a weaker outlook for further cash flow growth or (iii) higher required return expectations and risk premiums for real estate. However, there was considerable debate with regard to the magnitude of the declines since there continued to be limited transactional evidence.

The period featured a significant dispersion of returns among real estate sectors. The key theme appeared to be investors estimating the impact of a weaker economy and a change in the financing environment on growth in cash flows of the various real estate sectors. Generally, this resulted in sectors with assets with shorter-term leases underperforming those sectors with assets with longer-term leases, which are viewed as more defensive on a relative basis. Among the three major sectors, the apartment stocks significantly underperformed, office stocks underperformed and retail stocks outperformed the FTSE NAREIT Equity REITs Index. The apartment sector suffered large declines due to continued concerns with regard to the weakness in the economy and decelerating cash flow growth. As the sector features short-term leases, investors expect this sector to be the first of the major sectors to be impacted by a slowdown in demand. In addition, investors were concerned with regard to the new competitive rental supply from homes and condominiums. In contrast, advocates for the sector noted the incremental benefit to demand from a dramatically lower propensity to purchase homes versus renting and pointed to the significant discounted share prices relative to underlying values for the majority of the stocks.

The retail sector outperformed despite concerns about the consumer, as investors appeared to be attracted to the defensive characteristics of longer-term leases in retail assets. The malls outperformed and the strip shopping centers performed in-line with the FTSE NAREIT Equity REITs Index, with the shopping centers underperforming the malls as the companies disappointed investors with weaker than expected earnings growth projections for 2008, primarily due to their external activities.

The office sector underperformed despite the longer-term nature of their leases. Investors were concerned that the impact of the subprime crisis on finance and mortgage related firms could negatively impact tenant demand. There was also some concern that property prices could face the most significant declines in this sector as property values appeared to be bolstered to the greatest degree by activity from highly leveraged investors. The mixed office-industrial REITs posted the weakest performance of any sector over the period as these companies have significant exposure to suburban office markets and investors appear to be concerned that they will not be able to post earnings growth due to projections for a stagnation of rental growth in these markets.

Among the smaller sectors, the lodging REITs marginally underperformed despite continued strong results, due to concerns over weaker economic prospects, which would lead to weaker demand and almost immediately be reflected in cash flow due to the very short leases of hotels. The health care REITs significantly outperformed the FTSE NAREIT Equity REITs Index as investors viewed the sector as defensive due to their long-term leases and perceived correlation to health care spending rather than business cycles. The storage REITs significantly underperformed, as some view that the weakness in the for-sale housing market may have an adverse impact on the demand for storage. The industrial REITs significantly outperformed as the two companies which dominate the sector are global companies that are viewed as facing less impact from the domestic issues.

Performance Analysis

Morgan Stanley Real Estate Fund Class A and D shares outperformed and Class B and C shares underperformed the FTSE NAREIT Equity REIT Index, while all share classes underperformed the S&P 500® Index and the Lipper Real Estate Funds Index for the 12 months ended November 30, 2007, assuming no deduction of applicable sales charges.

Bottom-up stock selection was favorable but sector allocation was a detractor to the Fund's performance relative to the FTSE NAREIT Equity REIT Index during the period. Stock selection was especially strong in the hotel, mall, shopping center and apartment sectors. From a top-down perspective, the Fund benefited from the underweight to the mixed office-industrial sector and the overweight to the mall sector; this was offset by the negative influence of an underweight to the health care and industrial sectors and the overweight to the office sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Simon Property Group, Inc.	9.9%
Host Hotels & Resorts Inc.	7.0
Brookfield Properties Corp. (Canada)	6.9
Equity Residential	6.6
Boston Properties, Inc.	6.6
Starwood Hotels & Resorts Worldwide, Inc.	4.6
AvalonBay Communities, Inc.	4.4
Macerich Co. (The)	4.3
Senior Housing Properties Trust	3.7
Vornado Realty Trust	3.6
PORTFOLIO COMPOSITION
Common Stocks	99.4%
Short-Term Investment	0.6

Data as of November 30, 2007. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in income producing common stocks and other equity securities (which may include convertible securities) of companies that are principally engaged in the U.S. real estate industry. A company is considered to be "principally engaged" in the U.S. real estate industry if (i) it derives at least 50 percent of its revenues or profits from the ownership, leasing, construction, management, development, financing or sale of residential, commercial or industrial real estate; or (ii) it has at least 50 percent of the value of its assets invested in U.S. residential, commercial or industrial real estate. Companies primarily engaged in the real estate industry may include real estate investment trusts known as "REITs," which pool investor funds mostly for investment in commercial real estate properties. They also may include, among other businesses, real estate developers, brokers and operating companies, as well as companies whose products and services are significantly related to the real estate industry, such as building suppliers and mortgage lenders. In deciding which securities to buy, hold or sell, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers market, economic and political factors.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on

Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment

Average Annual Total Returns—Period Ended November 30, 2007
Symbol	Class A Shares* (since 04/28/99) REFAX		Class B Shares** (since 04/28/99) REFBX		Class C Shares† (since 04/28/99) REFCX		Class D Shares†† (since 04/28/99) REFDX
1 Year	(12.00%) (16.62)	[4] [5]	(12.67%) (16.29)	[4] [5]	(12.64%) (13.36)	[4] [5]	(11.77%) —	[4]
5 Years	22.21 20.90	[4] [5]	21.28 21.10	[4] [5]	21.30 21.30	[4] [5]	22.51 —	[4]
Since Inception	15.59 14.87	[4] [5]	14.76 14.76	[4] [5]	14.71 14.71	[4] [5]	15.89 —	[4]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The FTSE NAREIT Equity REIT Index measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The Index is an unmanaged benchmark of real estate investment trusts.The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Real Estate Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Real Estate Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Real Estate Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on November 30, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/07 – 11/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	06/01/07	11/30/07	06/01/07 – 11/30/07
Class A
Actual (-16.15% return)	$1,000.00	$838.50	$7.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.35	$7.79
Class B
Actual (-16.46% return)	$1,000.00	$835.40	$10.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.59	$11.56
Class C
Actual (-16.43% return)	$1,000.00	$835.70	$10.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.59	$11.56
Class D
Actual (-16.06% return)	$1,000.00	$839.40	$5.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.60	$6.53

*  Expenses are equal to the Fund's annualized expense ratios of 1.54%, 2.29%, 2.29% and 1.29% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Morgan Stanley Real Estate Fund

Portfolio of Investments  ■  November 30, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (98.9%)
	Diversified (4.9%)
24,605	Forest City Enterprises, Inc. (Class A)	$1,233,695
39,160	Vornado Realty Trust - REIT	3,524,400
		4,758,095
	Health Care (5.5%)
66,092	Assisted Living Concepts, Inc.	454,713
15,950	Cogdell Spencer Inc. - REIT	251,532
31,975	Healthcare Realty Trust, Inc. - REIT	813,124
1,741	HCP INC - REIT	58,236
162,085	Senior Housing Properties Trust - REIT	3,580,458
4,790	Universal Health Realty Income Trust - REIT	157,591
610	Ventas, Inc. - REIT	26,596
		5,342,250
	Industrial (5.5%)
48,990	AMB Property Corp. - REIT	2,996,228
19,400	DCT Industrial Trust, Inc. - REIT	195,746
2,980	EastGroup Properties, Inc. - REIT	137,467
31,995	ProLogis - REIT	2,093,113
		5,422,554
	Industrial/Office (2.8%)
42,610	Duke Realty Corp.	1,120,217
46,183	Liberty Property Trust - REIT	1,445,990
3,883	PS Business Parks, Inc. (Class A) - REIT	209,488
		2,775,695
	Lodging/Resorts (15.8%)
15,520	DiamondRock Hospitality Co. - REIT	268,806
55,159	Hersha Hospiltality Trust - REIT	561,519
358,484	Host Hotels & Resorts Inc. - REIT	6,879,307
59,921	Morgans Hotel Group Co.*	1,107,939
83,136	Starwood Hotels & Resorts Worldwide, Inc.	4,462,740

NUMBER OF SHARES		VALUE
119,004	Strategic Hotels & Resorts, Inc. - REIT	$2,178,963
		15,459,274
	Office (18.2%)
66,132	Boston Properties, Inc. - REIT	6,508,711
53,173	Brandywine Realty Trust - REIT	1,090,047
312,713	Brookfield Properties Corp. (Canada)	6,723,330
983	Kilroy Realty Corp. - REIT	54,940
81,862	Mack-Cali Realty Corp. - REIT	2,921,655
1,367	Parkway Properties, Inc. - REIT	54,092
4,444	SL Green Realty Corp. - REIT	461,731
		17,814,506
	Residential Apartments (17.3%)
1,760	American Campus Communities, Inc. - REIT	45,514
43,158	AvalonBay Communities, Inc. - REIT	4,291,631
12,936	Camden Property Trust - REIT	680,563
174,943	Equity Residential - REIT	6,509,629
32,397	Essex Property Trust, Inc. - REIT	3,360,864
39,040	GMH Communities Trust - REIT	227,994
3,230	Mid-America Apartment Communities, Inc. - REIT	155,977
47,370	Post Properties, Inc. - REIT	1,720,005
		16,992,177
	Residential Manufactured Homes (1.8%)
38,781	Equity Lifestyle Properties, Inc. - REIT	1,799,051
	Retail Regional Malls (15.7%)
17,567	General Growth Properties, Inc. - REIT	815,811
54,557	Macerich Co. (The) - REIT	4,236,351
98,399	Simon Property Group, Inc. - REIT	9,687,381
11,356	Taubman Centers, Inc. - REIT	607,886
		15,347,429

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Portfolio of Investments  ■  November 30, 2007 continued

NUMBER OF SHARES		VALUE
	Retail Strip Centers (7.4%)
29,500	Acadia Realty Trust - REIT	$778,505
106,300	BPP Liquidating Trust - REIT†*	5,315
25,950	Cedar Shopping Centers Inc. - REIT	303,615
4,380	Developers Diversified Realty Corp. - REIT	194,516
1,413	Equity One, Inc. - REIT	33,446
25,419	Federal Realty Investment Trust - REIT	2,114,607
15,650	Ramco-Gershenson Properties Trust - REIT	395,945
51,468	Regency Centers Corp. - REIT	3,419,534
		7,245,483
	Self Storage (3.6%)
37,229	Public Storage, Inc. - REIT	2,879,292
13,147	Sovran Self Storage, Inc. - REIT	574,655
6,810	U-STORE-IT Trust - REIT	68,441
		3,522,388
	Specialty (0.4%)
7,575	Plum Creek Timber Co., Inc. - REIT	351,253
	Total Common Stocks (Cost $61,288,510)	96,830,155
NUMBER OF SHARES (000)
	Short-Term Investment
	Investment Company (a) (0.6%)
541	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $540,951)	540,951
Total Investments (Cost $61,829,461) (b)	99.5%	97,371,106
Other Assets in Excess of Liabilities	0.5	525,124
Net Assets	100.0%	$97,896,230

  REIT  Real Estate Investment Trust.

  *  Non-income producing security.

  †  A security with a total market value equal to $5,315 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (a)  See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional class.

  (b)  The aggregate cost for federal income tax purposes is $62,053,205. The aggregate gross unrealized appreciation is $38,312,006 and the aggregate gross unrealized depreciation is $2,994,105, resulting in net unrealized appreciation of $35,317,901.

Summary of Investments

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Residential Apartments	$16,992,177	17.5%
Office	16,724,459	17.2
Lodging/Resorts	15,459,274	15.9
Retail Regional Malls	15,347,429	15.7
Retail Strip Centers	7,245,483	7.4
Industrial	6,512,601	6.7
Health Care	5,342,250	5.5
Diversified	4,758,095	4.9
Self Storage	3,522,388	3.6
Industrial/Office	2,775,695	2.8
Residential Manufactured Homes	1,799,051	1.8
Investment Company	540,951	0.6
Specialty	351,253	0.4
	$97,371,106	100.0%

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2007

Assets:
Investments in securities, at value (cost $61,288,510)	$96,830,155
Investment in affiliate, at value (cost $540,951)	540,951
Receivable for:
Investments sold	756,038
Dividends	153,403
Shares of beneficial interest sold	3,355
Dividends from affiliate	8,257
Prepaid expenses and other assets	32,729
Total Assets	98,324,888
Liabilities:
Payable for:
Shares of beneficial interest redeemed	228,224
Investment advisory fee	66,101
Distribution fee	50,144
Administration fee	6,663
Transfer agent fee	2,534
Accrued expenses and other payables	74,992
Total Liabilities	428,658
Net Assets	$97,896,230
Composition of Net Assets:
Paid-in-capital	$28,494,203
Net unrealized appreciation	35,541,645
Dividends in excess of net investment income	(943)
Accumulated undistributed net realized gain	33,861,325
Net Assets	$97,896,230
Class A Shares:
Net Assets	$40,642,802
Shares Outstanding (unlimited authorized, $.01 par value)	2,783,332
Net Asset Value Per Share	$14.60
Maximum Offering Price Per Share, (net assets value plus 5.54% of net asset value)	$15.41
Class B Shares:
Net Assets	$37,093,689
Shares Outstanding (unlimited authorized, $.01 par value)	2,553,787
Net Asset Value Per Share	$14.52
Class C Shares:
Net Assets	$11,486,228
Shares Outstanding (unlimited authorized, $.01 par value)	791,082
Net Asset Value Per Share	$14.52
Class D Shares:
Net Assets	$8,673,511
Shares Outstanding (unlimited authorized, $.01 par value)	592,721
Net Asset Value Per Share	$14.63

Statement of Operations

For the year ended November 30, 2007

Net Investment Income:
Income
Dividends (net of $35,883 foreign withholding tax)	$3,199,550
Interest	74,326
Dividends from affiliate	48,165
Total Income	3,322,041
Expenses
Investment advisory fee	1,140,170
Distribution fee (Class A shares)	106,684
Distribution fee (Class B shares)	671,913
Distribution fee (Class C shares)	168,727
Transfer agent fees and expenses	165,934
Administration fee	114,017
Shareholder reports and notices	96,727
Professional fees	80,105
Registration fees	60,363
Custodian fees	30,289
Trustees' fees and expenses	2,582
Other	42,855
Total Expenses	2,680,366
Less: amounts waived	(1,023)
Less: expense offset	(1,210)
Net Expenses	2,678,133
Net Investment Income	643,908
Net Realized and Unrealized Gain (Loss): Net Realized Gain on:
Investments	33,459,296
Capital gain distributions received	1,243,851
Foreign exchange transactions	1,028
Net Realized Gain	34,704,175
Net Change in Unrealized Appreciation/ Depreciation on:
Investments	(50,836,241)
Translation of other assets and liabilities denominated in foreign currencies	39
Net Change in Unrealized Appreciation/ Depreciation	(50,836,202)
Net Loss	(16,132,027)
Net Decrease	$(15,488,119)

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED NOVEMBER 30, 2007	FOR THE YEAR ENDED NOVEMBER 30, 2006
Increase (Decrease) in Net Assets: Operations:
Net investment income	$643,908	$2,667
Net realized gain	34,704,175	28,891,713
Net change in unrealized appreciation/depreciation	(50,836,202)	20,571,288
Net Increase (Decrease)	(15,488,119)	49,465,668
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(520,100)	(243,124)+
Class B shares	(204,060)	(170,556)+
Class C shares	(58,110)	(35,596)+
Class D shares	(186,050)	(183,769)+
Net realized gain
Class A shares	(6,150,182)	(6,132,120)
Class B shares	(15,450,360)	(24,565,285)
Class C shares	(3,282,848)	(4,014,619)
Class D shares	(2,503,180)	(4,147,979)
Total Dividends and Distributions	(28,354,890)	(39,493,048)
Net increase (decrease) from transactions in shares of beneficial interest	(25,506,539)	7,015,860
Net Increase (Decrease)	(69,349,548)	16,988,480
Net Assets:
Beginning of period	167,245,778	150,257,298
End of Period (Including dividends in excess of net investment income of $943 and $289,463, respectively)	$97,896,230	$167,245,778

+  Dividends in excess of net investment income.

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Notes to Financial Statements  ■  November 30, 2007

1. Organization and Accounting Policies

Morgan Stanley Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations

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Notes to Financial Statements  ■  November 30, 2007 continued

may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

The Fund invests a substantial portion of its assets in securities of real estate investment trusts ("REIT"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust ("REIT") may be redesignated as a reduction of cost of investments and/or realized gain. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency

Morgan Stanley Real Estate Fund

Notes to Financial Statements  ■  November 30, 2007 continued

gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the portion of the daily net assets not exceeding $500 million; 0.75% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion and 0.70% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by

Morgan Stanley Real Estate Fund

Notes to Financial Statements  ■  November 30, 2007 continued

investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,518,179 at November 30, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended November 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $356, $91,525 and $5,987, respectively and received $165,510 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the year ended November 30, 2007, advisory fees paid were reduced by $1,023 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $48,165 for the year ended November 30, 2007. During the year ended November 30, 2007, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $14,568,931 and $14,027,980, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2007 aggregated $32,285,501 and $83,252,342, respectively. Included in the aforementioned is a purchase with another Morgan Stanley fund of $15,525.

Morgan Stanley Real Estate Fund

Notes to Financial Statements  ■  November 30, 2007 continued

For the year ended November 30, 2007, the Fund incurred brokerage commissions of $3,081 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At November 30, 2007, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 163,131 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Real Estate Fund

Notes to Financial Statements  ■  November 30, 2007 continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED NOVEMBER 30, 2007†		FOR THE YEAR ENDED NOVEMBER 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	674,309	$11,585,000	588,190	$10,256,641
Conversion from Class B	1,394,930	24,175,203	246,449	4,183,478
Reinvestment of dividends and distributions	356,893	5,849,406	391,852	5,895,996
Redeemed	(1,473,175)	(24,248,876)	(593,804)	(10,173,008)
Net increase — Class A	952,957	17,360,733	632,687	10,163,107
CLASS B SHARES
Sold	153,437	2,670,011	388,089	6,648,638
Conversion to Class A	(1,402,075)	(24,175,203)	(247,549)	(4,183,478)
Reinvestment of dividends and distributions	797,655	13,014,504	1,443,070	21,553,976
Redeemed	(1,685,935)	(27,834,091)	(1,738,876)	(29,291,249)
Net decrease — Class B	(2,136,918)	(36,324,779)	(155,266)	(5,272,113)
CLASS C SHARES
Sold	96,170	1,648,455	214,357	3,661,744
Reinvestment of dividends and distributions	177,600	2,897,242	247,254	3,696,926
Redeemed	(473,609)	(7,816,436)	(256,367)	(4,375,470)
Net increase (decrease) — Class C	(199,839)	(3,270,739)	205,244	2,983,200
CLASS D SHARES
Sold	159,221	2,590,112	186,284	3,127,111
Reinvestment of dividends and distributions	118,793	1,950,471	205,578	3,095,418
Redeemed	(469,700)	(7,812,337)	(418,301)	(7,080,863)
Net decrease — Class D	(191,686)	(3,271,754)	(26,439)	(858,334)
Net increase (decrease) in Fund	(1,575,486)	$(25,506,539)	656,226	$7,015,860

  †   Effective at close of business on January 12, 2007, the Fund suspended offering its shares to new investors, except as follows: The Fund will continue to offer shares (1) through certain retirement plan accounts, (2) to clients of registered investment advisers who currently offer shares of the Fund in their discretionary asset allocation programs, (3) through certain endowments and foundations, (4) to clients of family office practices where shares of the Fund are held by family members of such clients, (5) to directors and trustees of the Morgan Stanley funds, (6) to Morgan Stanley affiliates and their employees and (7) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer shares to its existing shareholders and, as market conditions permit, may recommence offering shares to other new investors in the future. Any such offerings of the Fund's shares may be limited in amount and may commence and terminate without any prior notice.

Morgan Stanley Real Estate Fund

Notes to Financial Statements  ■  November 30, 2007 continued

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED NOVEMBER 30, 2007	FOR THE YEAR ENDED NOVEMBER 30, 2006
Ordinary income	$1,404,858	$1,679,048
Long-term capital gains	26,950,032	37,814,000
Total distributions	$28,354,890	$39,493,048
As of November 30, 2007, the tax-basis components of accumulated earnings were as follows:
Undistributed ordinary income	$905,075
Undistributed long-term gains	33,180,048
Net accumulated earnings	34,085,123
Temporary differences	(997)
Net unrealized appreciation	35,317,901
Total accumulated earnings	$69,402,027

As of November 30, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Permanent differences, primarily due to a dividend redesignation, a nondeductible expense and passive foreign investment companies sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at November 30, 2007:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$612,932	$(591,781)	$(21,151)

Morgan Stanley Real Estate Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED NOVEMBER 30,
	2007		2006	2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$20.23		$19.72	$17.47	$13.58	$10.59
Income (loss) from investment operations:
Net investment income‡	0.13		0.08	0.19	0.17	0.32
Net realized and unrealized gain (loss)	(2.23)		5.73	3.60	4.29	3.20
Total income (loss) from investment operations	(2.10)		5.81	3.79	4.46	3.52
Less dividends and distributions:
From net investment income	(0.20)		–	(0.20)	(0.18)	(0.32)
In excess of net investment income	–		(0.17)	–	–	–
From net realized gain	(3.33)		(5.13)	(1.34)	(0.39)	(0.21)
Total dividends and distributions	(3.53)		(5.30)	(1.54)	(0.57)	(0.53)
Net asset value, end of period	$14.60		$20.23	$19.72	$17.47	$13.58
Total Return†	(12.00)%		39.68%	23.11%	33.84%	34.61%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.45	%(2)	1.45%	1.50%	1.62%	1.62%
Net investment income	0.88	%(2)	0.51%	1.04%	1.21%	2.77%
Supplemental Data:
Net assets, end of period, in thousands	$40,643		$37,022	$23,622	$11,210	$7,378
Portfolio turnover rate	23%		20%	21%	14%	23%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2007		2006	2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$20.12		$19.64	$17.40	$13.53	$10.55
Income (loss) from investment operations:
Net investment income (loss)‡	0.03		(0.04)	0.05	0.07	0.24
Net realized and unrealized gain (loss)	(2.24)		5.69	3.59	4.26	3.19
Total income (loss) from investment operations	(2.21)		5.65	3.64	4.33	3.43
Less dividends and distributions:
From net investment income	(0.06)		–	(0.06)	(0.07)	(0.24)
In excess of net investment income	–		(0.04)	–	–	–
From net realized gain	(3.33)		(5.13)	(1.34)	(0.39)	(0.21)
Total dividends and distributions	(3.39)		(5.17)	(1.40)	(0.46)	(0.45)
Net asset value, end of period	$14.52		$20.12	$19.64	$17.40	$13.53
Total Return†	(12.67)%		38.56%	22.18%	32.81%	33.64%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.22	%(2)	2.21%	2.26%	2.38%	2.37%
Net investment income (loss)	0.11	%(2)	(0.24)%	0.28%	0.45%	2.02%
Supplemental Data:
Net assets, end of period, in thousands	$37,094		$94,390	$95,184	$114,483	$108,680
Portfolio turnover rate	23%		20%	21%	14%	23%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2007		2006	2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$20.12		$19.64	$17.40	$13.53	$10.55
Income (loss) from investment operations:
Net investment income (loss)‡	0.02		(0.04)	0.06	0.06	0.23
Net realized and unrealized gain (loss)	(2.23)		5.70	3.59	4.27	3.20
Total income (loss) from investment operations	(2.21)		5.66	3.65	4.33	3.43
Less dividends and distributions:
From net investment income	(0.06)		–	(0.07)	(0.07)	(0.24)
In excess of net investment income	–		(0.05)	–	–	–
From net realized gain	(3.33)		(5.13)	(1.34)	(0.39)	(0.21)
Total dividends and distributions	(3.39)		(5.18)	(1.41)	(0.46)	(0.45)
Net asset value, end of period	$14.52		$20.12	$19.64	$17.40	$13.53
Total Return†	(12.64)%		38.63%	22.24%	32.83%	33.54%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.22	%(2)	2.18%	2.23%	2.38%	2.37%
Net investment income (loss)	0.11	%(2)	(0.22)%	0.31%	0.45%	2.02%
Supplemental Data:
Net assets, end of period, in thousands	$11,486		$19,939	$15,434	$15,261	$12,359
Portfolio turnover rate	23%		20%	21%	14%	23%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2007		2006	2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$20.26		$19.75	$17.48	$13.59	$10.59
Income (loss) from investment operations:
Net investment income‡	0.19		0.13	0.23	0.21	0.34
Net realized and unrealized gain (loss)	(2.25)		5.73	3.62	4.28	3.22
Total income (loss) from investment operations	(2.06)		5.86	3.85	4.49	3.56
Less dividends and distributions:
From net investment income	(0.24)		–	(0.24)	(0.21)	(0.35)
In excess of net investment income	–		(0.22)	–	–	–
From net realized gain	(3.33)		(5.13)	(1.34)	(0.39)	(0.21)
Total dividends and distributions	(3.57)		(5.35)	(1.58)	(0.60)	(0.56)
Net asset value, end of period	$14.63		$20.26	$19.75	$17.48	$13.59
Total Return†	(11.77)%		39.96%	23.50%	34.13%	34.92%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.22	%(2)	1.21%	1.26%	1.38%	1.37%
Net investment income	1.11	%(2)	0.76%	1.28%	1.45%	3.02%
Supplemental Data:
Net assets, end of period, in thousands	$8,674		$15,895	$16,017	$71,433	$58,930
Portfolio turnover rate	23%		20%	21%	14%	23%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Real Estate Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Real Estate Fund (the "Fund"), including the portfolio of investments, as of November 30, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Real Estate Fund as of November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 22, 2008

Morgan Stanley Real Estate Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Real Estate Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Real Estate Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley Real Estate Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Real Estate Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Real Estate Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (69) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E14 4AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Real Estate Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2007 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended November 30, 2007. For corporate shareholders, 3.68% of the dividends qualified for the dividend received deduction. The Fund designated and paid $29,000,000 as a long-term capital gain distribution.
For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended November 30, 2007. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $144,147 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

REFANN
IU08–00169P–Y11/07

MORGAN STANLEY FUNDS

Morgan Stanley
Real Estate Fund

Annual Report

November 30, 2007

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2007

	Registrant			Covered Entities(1)
Audit Fees		$31,900		N/A

Non-Audit Fees
Audit-Related Fees			$(2)	$6,121,000	(2)
Tax Fees		$6,661	(3)	$964,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$6,661		$7,085,000

Total		$38,561		$7,085,000

2006

	Registrant			Covered Entities(1)
Audit Fees		$31,200		N/A

Non-Audit Fees
Audit-Related Fees		$531	(2)	$5,162,000	(2)
Tax Fees		$6,480	(3)	$1,389,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$7,011		$6,551,000

Total		$38,211		$6,551,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)                 Not applicable.

(g)              See table above.

(h)              The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2008